BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	190,000,000		190,000,000	190,000,000
Common stock, shares issued (in shares)	6,208,935		6,205,506	0
Common Stock, Shares, Outstanding (in shares)	6,208,935		6,205,506	0
Roth CH Acquisition V Co.
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000		50,000,000	50,000,000
Common stock, shares issued (in shares)		575,000
Common stock subject to possible redemption | Roth CH Acquisition V Co.
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding (in shares)	1,582,797		1,582,797	11,500,000
Common stock subject to possible redemption, redemption value (in dollars per share)	$ 11.22		$ 10.71	$ 10.24
Common stock, shares issued (in shares)	3,336,500		3,336,500	3,336,500
Common Stock, Shares, Outstanding (in shares)	3,336,500		3,336,500	3,336,500
Non-redeemable common stock | Roth CH Acquisition V Co.
Common stock subject to possible redemption, outstanding (in shares)	1,582,797		1,582,797
Common stock, shares issued (in shares)	3,336,500		3,336,500	3,336,500
Common Stock, Shares, Outstanding (in shares)	3,336,500		3,336,500	3,336,500